Goodwill and Other Intangible Assets - Summary of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets
Gross Carrying Amount	$ 74,393	$ 74,393
Accumulated Amortization	(38,491)	(34,301)
Net Amount	35,902	40,092
Amortization expense	4,190	5,002	2,118
Customer-Related Intangible Assets [Member]
Intangible assets
Gross Carrying Amount	51,804	51,804
Accumulated Amortization	(24,415)	(21,490)
Net Amount	27,389	30,314
Patents [Member]
Intangible assets
Gross Carrying Amount	10,319	10,319
Accumulated Amortization	(10,319)	(10,319)
Other intangibles [Member]
Intangible assets
Gross Carrying Amount	12,270	12,270
Accumulated Amortization	(3,757)	(2,492)
Net Amount	$ 8,513	$ 9,778